Investments - Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Gains Losses Related To Investment Holdings Partially Owned By Third Parties	$ 2		$ 2		$ 4
Gross investment income	952.9		961.8		1,087.0
Less: investment expenses	(34.6)		(31.0)		(30.7)
Net Investment Income	918.3	[1]	930.8	[1]	1,056.3	[1]
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	763.7		829.2		911.8
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	122.4		102.8		118.7
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	66.8		29.8		56.5
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 322.2		$ 317.5		$ 344.9

[1]	Net investment income includes $322.2 million, $317.5 million and $344.9 million for December 31, 2012, 2011 and 2010, respectively, related to investments supporting our experience-rated and discontinued products